Company Held Options Purchased (Asset) and Options Sold (Liability) with Amortized Cost Basis, Fair Value, and Notional Amounts (Detail) - Options Held - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Purchased (asset), Amortized cost	$ 688,799	$ 589,415	$ 516,120
Purchased (asset), Fair value	529,525	359,949	504,309
Purchased (asset), Notional	43,058,328	28,073,842	40,747,227
Sold (liability), Basis	515,628	341,266	323,227
Sold (liability), Fair value	386,466	226,761	322,185
Sold (liability), Notional	$ 37,400,367	$ 24,549,455	$ 32,723,520